Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities
The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014. The amounts presented below for Collateral held/pledged under securities agreements, Cash equivalents, Other assets and Assets and Liabilities held in separate accounts differ from the amounts presented in the consolidated balance sheets because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets and Liabilities held in separate accounts are received directly from third parties.

	December 31, 2015
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$2,053	$—		$2,053		$—
State, municipalities and political subdivisions	38,740	—		38,740		—
Foreign governments	17,211	—		17,211		—
Asset-backed	612	—		612		—
Commercial mortgage-backed	1,079	—		977		102
Residential mortgage-backed	70,950	—		70,950		—
Corporate	2,316,276	—		2,289,652		26,624
Equity securities:
Common stocks	453	453		—		—
Non-redeemable preferred stocks	157,629	—		156,504		1,125
Short-term investments	90,497	90,497	(b)	—		—
Cash equivalents	54,887	54,887	(b)	—		—
Other assets	398	—		—		398	(d)
Assets held in separate accounts	1,595,505	1,535,267	(a)	60,238	(c)	—
Total financial assets	$4,346,290	$1,681,104		$2,636,937		$28,249
Financial Liabilities
Liabilities related to separate accounts	$1,595,505	$1,535,267	(a)	$60,238	(c)	$—

	December 31, 2014
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$19,475	$—		$19,475		$—
State, municipalities and political subdivisions	45,788	—		45,788		—
Foreign governments	21,824	—		21,824		—
Asset-backed	734	—		734		—
Commercial mortgage-backed	3,896	—		3,694		202
Residential mortgage-backed	72,026	—		72,026		—
Corporate	2,514,945	—		2,492,920		22,025
Equity securities:
Common stocks	414	414		—		—
Non-redeemable preferred stocks	135,332	—		134,332		1,000
Short-term investments	64,104	61,150	(b)	2,954	(c)	—
Collateral held/pledged under securities agreements	33,541	30,315	(b)	3,226	(c)	—
Cash equivalents	1	1	(b)	—		—
Other assets	692	—		—		692	(d)
Assets held in separate accounts	1,683,739	1,645,964	(a)	37,775	(c)	—
Total financial assets	$4,596,511	$1,737,844		$2,834,748		$23,919
Financial Liabilities
Liabilities related to separate accounts	$1,683,739	$1,645,964	(a)	$37,775	(c)	$—
(a)  Mainly includes mutual funds.
(b)  Mainly includes money market funds.
(c)  Mainly includes fixed maturity securities.
(d)  Mainly includes the Consumer Price Index Cap Derivatives ("CPI Caps").

Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value
The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2015 and 2014:

	Year Ended December 31, 2015
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Commercial mortgage-backed	$202	$—	$(6)	$—	$(94)	$—	$—	$102
Corporate	22,025	(19)	(1,029)	—	(1,318)	17,112	(10,147)	26,624
Equity securities:
Non-redeemable preferred stocks	1,000	—	125	—	—	—	—	1,125
Other assets	692	(294)	—	—	—	—	—	398
Total level 3 assets	$23,919	$(313)	$(910)	$—	$(1,412)	$17,112	$(10,147)	$28,249

	Year Ended December 31, 2014
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Commercial mortgage-backed	$299	$—	$(9)	$—	$(88)	$—	$—	$202
Residential mortgage-backed	884	—	—	—	—	—	(884)	—
Corporate	23,124	(117)	471	4,733	(1,653)	217	(4,750)	22,025
Equity securities:
Non-redeemable preferred stocks	1,448	134	(134)	—	(448)	—	—	1,000
Other assets	2,016	(1,324)	—	—	—	—	—	692
Total level 3 assets	$27,771	$(1,307)	$328	$4,733	$(2,189)	$217	$(5,634)	$23,919
(1)  Included as part of net realized gains on investments in the consolidated statement of operations.
(2)  Included as part of change in unrealized gains on securities in the consolidated statement of comprehensive income.
(3) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets:

	December 31, 2015
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$420,569	$443,678	$—	$—	$443,678
Policy loans	10,031	10,031	10,031	—	—
Other investments	365	365	—	—	365
Total financial assets	$430,965	$454,074	$10,031	$—	$444,043
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$220,053	$240,124	$—	$—	$240,124

	December 31, 2014
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$499,814	$569,754	$—	$—	$569,754
Policy loans	11,663	11,663	11,663	—	—
Other investments	944	944	—	—	944
Total financial assets	$512,421	$582,361	$11,663	$—	$570,698
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$227,240	$255,472	$—	$—	$255,472
Obligation under securities agreements	42,941	42,941	42,941	—	—
Total financial liabilities	$270,181	$298,413	$42,941	$—	$255,472
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.